Inventories Related to Real Estate Business - Summary of Inventories Related to Real Estate Business (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 3,710,017	$ 118,266	$ 3,866,994
Land and buildings held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	786,442	25,070	647,039
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 2,923,575	$ 93,196	$ 3,219,955